BBH FUND, INC.

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 April 16, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


    RE: BBH FUND, INC. (the "Registrant")
           BBH Real Return Fund
           BBH International Equity Fund
           BBH Core Select
           BBH Broad Market Fund

          1940 Act File No. 811-06139

Dear Sir or Madam:

Enclosed are the definitive proxy materials for the above-referenced Registrant. These proxy materials have been electronically redlined to reflect changes from the preliminary proxy materials filed on March 30, 2007. These definitive materials are intended to be released to shareholders on or about April 20, 2007 in connection with the Special Meeting of Shareholders to be held on May 23, 2007.


      If  you  have any questions on the enclosed material, please contact me at
(412) 288-6812.

                                             Very truly yours,



                                             /s/ Diane J. Palmer
                                             Diane J. Palmer
                                             Paralegal

Enclosures

                                   - 1 -